Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Pacer US Small Cap Cash Cows 100 ETF (CALF)
(the “Fund”)
Supplement dated March 3, 2025 to
the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated August 31, 2024, as each may be supplemented from time to time
Effective on or about March 10, 2025, the Fund’s name will change to the “Pacer US Small Cap Cash Cows ETF”.
Please retain this Supplement for future reference.